Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	(108,634)	182,170	98,152
Foreign subsidiaries	27,723	59,914	(72,411)

	(80,911)	242,084	25,741

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	33,921	34,288	41,339
Foreign subsidiaries	76,124	41,446	59,904

	110,045	75,734	101,243

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	2,808	75,149	(6,330)
Foreign subsidiaries	203,900	(10,485)	(331)

	206,708	64,664	(6,661)

Total income tax expense	316,753	140,398	94,582

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2012	2013	2014
Statutory tax rate	(41.0%)	38.3%	38.3%
Non-deductible expenses	4.3	1.3	8.9
Income tax credits	(3.7)	(1.4)	(2.1)
Change in statutory tax rate	(37.3)	(2.0)	3.6
Change in valuation allowances	504.9	23.2	365.7
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(21.8)	(0.7)	0.2
Lower tax rate applied to life and non-life insurance business in Japan	(7.0)	(3.2)	(31.0)
Foreign income tax differential	6.5	3.3	25.7
Adjustments to tax reserves	(16.4)	(3.2)	58.3
Effect of equity in net income (loss) of affiliated companies	61.7	0.1	9.0
Sony Ericsson remeasurement gain	(52.0)	—	—
Insurance recovery tax exemptions related to the Floods	(5.3)	(1.2)	(0.2)
Tax benefit related to intraperiod tax allocation	—	—	(111.9)
Other	(1.4)	3.5	2.9

Effective income tax rate	391.5%	58.0%	367.4%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2013	2014
Deferred tax assets:
Operating loss carryforwards for tax purposes	546,322	601,065
Accrued pension and severance costs	102,970	87,657
Film costs	90,456	133,050
Warranty reserves and accrued expenses	70,529	88,409
Future insurance policy benefits	24,217	25,187
Inventory	33,232	32,762
Depreciation	38,334	52,994
Tax credit carryforwards	62,599	74,544
Reserve for doubtful accounts	5,629	6,590
Impairment of investments	32,136	34,663
Deferred revenue in the Pictures segment	30,181	26,826
Other	170,865	164,082

Gross deferred tax assets	1,207,470	1,327,829
Less: Valuation allowance	(931,247)	(1,027,530)

Total deferred tax assets	276,223	300,299

Deferred tax liabilities:
Insurance acquisition costs	(146,507)	(154,474)
Future insurance policy benefits	(79,861)	(98,118)
Unbilled accounts receivable in the Pictures segment	(54,232)	(67,118)
Unrealized gains on securities	(63,730)	(75,467)
Intangible assets acquired through stock exchange offerings	(27,525)	(27,253)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(28,057)	(27,640)
Investment in M3	(46,336)	(38,049)
Other	(61,152)	(78,922)

Gross deferred tax liabilities	(507,400)	(567,041)

Net deferred tax liabilities	(231,177)	(266,742)

Net Deferred Tax Assets

Net deferred tax assets (net of valuation allowance) and liabilities are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2013	2014
Current assets — Deferred income taxes	44,615	53,068
Other assets — Deferred income taxes	107,688	105,442
Current liabilities — Other	(13,561)	(14,356)
Long-term liabilities — Deferred income taxes	(369,919)	(410,896)

Net deferred tax liabilities	(231,177)	(266,742)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2012	2013	2014
Balance at beginning of the fiscal year	225,120	288,311	191,886
Reductions for tax positions of prior years	(25,302)	(11,533)	(19,696)
Additions for tax positions of prior years	59,159	8,980	9,325
Additions based on tax positions related to the current year	44,307	27,849	21,877
Settlements	(4,046)	(140,813)	(6,687)
Lapse in statute of limitations	(3,807)	(7,495)	(4,643)
Foreign currency translation adjustments	(7,120)	26,587	22,733

Balance at end of the fiscal year	288,311	191,886	214,795

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	77,925	72,947	93,098